Significant Accounting Policies (Changes In Accumulated Other Comprehensive Income By Components) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			$ 3,277,540
Net current-period other comprehensive income (loss)	[1]		157,499		$ (82,095)	$ (53,761)
Ending balance		$ 3,277,540	4,129,598		3,277,540
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			16,268		(51,631)	(36,434)
Other comprehensive income (loss) before reclassifications			(34,241)		42,653		$ (112,641)
Amount reclassified from accumulated other comprehensive income (loss)			(85,314)		25,246		97,444
Net current-period other comprehensive income (loss)			119,555		(67,899)		15,197
Ending balance		16,268	(103,287)		16,268	(51,631)	(36,434)
Unrealized gains (losses) with respect to pension and post-retirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			127,812		95,665	31,148
Other comprehensive income (loss) before reclassifications			(10,479)		(75,218)		88,686
Amount reclassified from accumulated other comprehensive income (loss)		(43,071)	(49,886)				(24,169)
Net current-period other comprehensive income (loss)			60,365		(32,147)		(64,517)
Ending balance		127,812	67,447		127,812	95,665	31,148
Foreign currency translation differences
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(79,782)		(61,831)	(66,272)
Other comprehensive income (loss) before reclassifications			22,421	[1]	(17,951)		4,441
Amount reclassified from accumulated other comprehensive income (loss)			0		0		0
Net current-period other comprehensive income (loss)			(22,421)		17,951		(4,441)
Ending balance		(79,782)	(57,361)		(79,782)	(61,831)	(66,272)
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			64,298		(17,797)	(71,558)
Other comprehensive income (loss) before reclassifications			(22,299)		99,920		(19,514)
Amount reclassified from accumulated other comprehensive income (loss)			(135,200)		(17,825)		73,275
Net current-period other comprehensive income (loss)			157,499		(82,095)		(53,761)
Ending balance		$ 64,298	$ (93,201)		$ 64,298	$ (17,797)	$ (71,558)

[1]	Other comprehensive income, net of tax expenses in the amounts of $3,414, $3,541 and $132 for the years 2025, 2024 and 2023, respectively.